Schedule of Investments (unaudited) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
ACC Auto Trust, Series 2021-A, Class A, 1.08%, 04/15/27(a).	$26	$25,844
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 03/10/28	18	16,237
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 06/15/27	187	183,129
Exeter Automobile Receivables Trust, Series 2021-1A, Class C, 0.74%, 01/15/26	156	152,727
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-2, Class B, 0.89%, 12/26/28	113	108,788
Series 2021-3, Class B, 0.76%, 02/26/29	136	128,832
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 02/17/26	69	68,377
Toyota Auto Receivables Owner Trust, Series 2021-B, Class A4, 0.53%, 10/15/26	200	182,118
Upstart Securitization Trust(a)
Series 2021-2, Class A, 0.91%, 06/20/31	38	37,333
Series 2021-3, Class A, 0.83%, 07/20/31	32	31,731
Series 2021-4, Class A, 0.84%, 09/20/31	103	99,914
Series 2021-5, Class A, 1.31%, 11/20/31	38	37,306
Westlake Automobile Receivables Trust 2022-3, 6.44%, 12/15/27(a)	160	161,349

Total Asset-Backed Securities — 2.2% (Cost: $1,279,125)		1,233,685

Corporate Bonds

Aerospace & Defense — 0.5%
3M Co.
2.65%, 04/15/25	75	71,046
3.05%, 04/15/30	240	209,885
4.00%, 09/14/48	30	24,058

		304,989

Automobiles — 0.3%
Allison Transmission, Inc., 5.88%, 06/01/29(a)	46	43,585
Cummins, Inc., 2.60%, 09/01/50	30	18,953
Wabash National Corp., 4.50%, 10/15/28(a)	100	86,002

		148,540

Banks — 1.6%
Bank of Montreal 3.70%, 06/07/25	35	33,844
2.65%, 03/08/27	20	18,223
(5 year USD Swap + 1.43%), 3.80%, 12/15/32(b)	25	22,256
Bank of New York Mellon Corp., (1 day SOFR + 1.51%), 4.71%, 02/01/34(b)	10	9,619
Canadian Imperial Bank of Commerce, 1.00%, 10/18/24	30	27,953
HSBC USA, Inc., 3.50%, 06/23/24	100	97,494
ING Groep NV, 3.55%, 04/09/24	400	391,241
Royal Bank of Canada 0.75%, 10/07/24	90	83,720
2.25%, 11/01/24	25	23,795
4.90%, 01/12/28	110	108,404
5.00%, 02/01/33	10	9,768
Toronto-Dominion Bank, 0.30%, 06/02/23	100	98,790

		925,107

Beverages — 2.9%
Coca-Cola Co. 3.00%, 03/05/51	405	295,561
2.50%, 03/15/51	20	13,075

Security	Par (000)	Value

Beverages (continued)
Diageo Capital PLC
2.13%, 10/24/24	$200	$190,015
2.00%, 04/29/30	200	164,525
2.13%, 04/29/32	550	437,961
PepsiCo, Inc. 2.63%, 03/19/27	80	74,014
3.00%, 10/15/27	50	46,536
2.88%, 10/15/49	25	18,004
4.20%, 07/18/52	300	272,751
4.65%, 02/15/53	100	97,881

		1,610,323

Biotechnology — 1.3%
Amgen, Inc.(c)
5.25%, 03/02/25	30	29,933
5.51%, 03/02/26	30	29,936
5.65%, 03/02/53	35	34,712
Biogen, Inc., 3.25%, 02/15/51	140	94,745
Gilead Sciences, Inc., 0.75%, 09/29/23	30	29,209
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30	550	428,205
2.80%, 09/15/50	150	94,090

		740,830

Building Materials — 1.3%
Boise Cascade Co., 4.88%, 07/01/30(a)	150	131,323
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)	100	83,553
Trane Technologies Global Holding Co. Ltd., 4.25%, 06/15/23	340	338,954
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29	170	156,541

		710,371

Building Products — 0.2%
Allegion PLC, 3.50%, 10/01/29	5	4,362
Home Depot, Inc.
3.30%, 04/15/40	50	39,817
3.35%, 04/15/50	50	37,083
2.38%, 03/15/51	50	29,975
Lowe’s Cos., Inc., 3.75%, 04/01/32	22	19,489

		130,726

Capital Markets — 0.5%
Ares Capital Corp., 2.88%, 06/15/27	50	43,507
Barings BDC, Inc., 3.30%, 11/23/26	15	13,252
Blackstone Private Credit Fund, 4.70%, 03/24/25	15	14,467
FS KKR Capital Corp., 3.13%, 10/12/28	45	37,008
Invesco Finance PLC, 3.75%, 01/15/26	25	24,135
LPL Holdings, Inc., 4.00%, 03/15/29(a)	75	65,986
S&P Global, Inc., 2.45%, 03/01/27	45	40,957
State Street Corp., (1 day SOFR + 1.61%), 4.42%, 05/13/33(b)	30	28,374

		267,686

Chemicals — 0.3%
International Flavors & Fragrances, Inc., 3.20%, 05/01/23	150	149,444
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 01/27/30(a)	48	41,904

		191,348

1

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services & Supplies(a) — 0.4%
AMN Healthcare, Inc., 4.00%, 04/15/29	$75	$64,125
ASGN, Inc., 4.63%, 05/15/28	175	158,153

		222,278

Communications Equipment — 0.4%
Motorola Solutions, Inc.
2.30%, 11/15/30	160	125,154
5.60%, 06/01/32	120	117,464
5.50%, 09/01/44	10	9,178

		251,796

Consumer Discretionary — 0.4%
Quanta Services, Inc. 0.95%, 10/01/24	95	87,914
2.90%, 10/01/30	50	41,381
2.35%, 01/15/32	85	64,920
3.05%, 10/01/41	45	30,086
RELX Capital, Inc., 3.00%, 05/22/30	30	25,843

		250,144

Consumer Finance — 1.5%
American Express Co., 3.63%, 12/05/24	25	24,257
Automatic Data Processing, Inc. 1.70%, 05/15/28	450	388,996
1.25%, 09/01/30	200	157,188
Block Financial LLC, 3.88%, 08/15/30	120	105,138
Mastercard, Inc. 3.95%, 02/26/48	25	21,570
3.65%, 06/01/49	10	8,157
3.85%, 03/26/50	20	16,845
2.95%, 03/15/51	35	25,059
S&P Global, Inc., 2.30%, 08/15/60	80	44,259
Synchrony Financial, 2.88%, 10/28/31	30	22,565
Visa, Inc., 3.65%, 09/15/47	48	39,743

		853,777

Diversified Financial Services — 6.2%
Bank of America Corp. 4.45%, 03/03/26	50	48,612
(1 day SOFR + 0.96%), 1.73%, 07/22/27(b)	255	224,599
(1 day SOFR + 1.75%), 4.83%, 07/22/26(b)	60	59,024
(1 day SOFR + 2.04%), 4.95%, 07/22/28(b)	55	53,794
Bank of Nova Scotia, 2.70%, 08/03/26	75	68,750
Barclays PLC, (1 year CMT + 1.05%), 2.28%, 11/24/27(b)	200	175,956
Citigroup, Inc. 3.70%, 01/12/26	50	47,958
(1 day SOFR + 0.69%), 0.78%, 10/30/24(b)	100	96,659
CME Group, Inc., 2.65%, 03/15/32	15	12,574
Deutsche Bank AG, (1 day SOFR + 3.18%), 6.72%, 01/18/29(b)	150	151,589
Goldman Sachs Group, Inc. 5.70%, 11/01/24	20	20,118
4.25%, 10/21/25	25	24,216
3.75%, 02/25/26	25	23,893
6.25%, 02/01/41	25	26,750
4.80%, 07/08/44	10	8,970
(1 day SOFR + 0.61%), 0.86%, 02/12/26(b)	62	56,291
(1 day SOFR + 0.80%), 1.43%, 03/09/27(b)	100	88,139
(3 mo. LIBOR US + 1.16%), 3.81%, 04/23/29(b)	50	45,895
(3 mo. LIBOR US + 1.30%), 4.22%, 05/01/29(b)	50	46,809

Security	Par (000)	Value

Diversified Financial Services (continued)
HSBC Holdings PLC, (1 day SOFR + 2.53%), 4.76%, 03/29/33(b)	$200	$179,692
Intercontinental Exchange, Inc., 3.00%, 06/15/50	25	17,000
JPMorgan Chase & Co.(b)
(1 day SOFR + 0.61%), 1.56%, 12/10/25	60	55,769
(1 day SOFR + 1.85%), 2.08%, 04/22/26	17	15,786
(1 day SOFR + 1.99%), 4.85%, 07/25/28	60	58,581
(3 mo. LIBOR US + 1.25%), 3.96%, 01/29/27	200	191,515
(3 mo. Term SOFR + 0.70%), 1.04%, 02/04/27	115	100,985
(3 mo. Term SOFR + 1.59%), 2.01%, 03/13/26	34	31,624
Lloyds Banking Group PLC, 3.75%, 01/11/27	200	186,405
Mitsubishi UFJ Financial Group, Inc. 2.53%, 09/13/23	200	196,836
3.78%, 03/02/25	100	96,829
Mizuho Financial Group, Inc., (1 year CMT + 0.75%), 1.55%, 07/09/27(b)	200	174,190
Morgan Stanley 5.00%, 11/24/25	50	49,482
3.88%, 01/27/26	75	72,301
6.38%, 07/24/42	25	27,468
4.38%, 01/22/47	15	13,083
(1 day SOFR + 0.53%), 0.79%, 05/30/25(b)	50	46,822
(1 day SOFR + 0.86%), 1.51%, 07/20/27(b)	65	56,740
(1 day SOFR + 1.43%), 2.80%, 01/25/52(b)	25	16,088
(1 day SOFR + 4.84%), 5.60%, 03/24/51(b)	14	14,458
(3 mo. LIBOR US + 1.46%), 3.97%, 07/22/38(b)	10	8,429
NatWest Group PLC(b)
(1 year CMT + 0.90%), 1.64%, 06/14/27	200	175,516
(1 year CMT + 2.27%), 5.52%, 09/30/28	200	198,028
Sumitomo Mitsui Financial Group, Inc., 5.77%, 01/13/33(c)	200	199,004

		3,463,227

Diversified Telecommunication Services — 0.3%
AT&T, Inc., 1.65%, 02/01/28	35	29,735
Koninklijke KPN NV, 8.38%, 10/01/30	50	58,433
Verizon Communications, Inc. 4.33%, 09/21/28	51	48,859
2.65%, 11/20/40	25	16,933

		153,960

Electric Utilities — 0.8%
Avangrid, Inc. 3.15%, 12/01/24	50	47,995
3.80%, 06/01/29	100	90,502
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 04/01/30	50	44,687
Series A, 4.13%, 05/15/49	30	24,291
Series C, 3.00%, 12/01/60	25	15,431
Eversource Energy 3.45%, 01/15/50	50	36,081
Series R, 1.65%, 08/15/30	30	23,134
Exelon Corp. 4.05%, 04/15/30	75	68,786
5.10%, 06/15/45	25	23,007
PECO Energy Co., 3.00%, 09/15/49	25	17,298
San Diego Gas & Electric Co. 6.00%, 06/01/39	25	25,811
4.15%, 05/15/48	15	12,504
Series UUU, 3.32%, 04/15/50	10	7,136

		436,663

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electronic Equipment, Instruments & Components — 0.5%
BWX Technologies, Inc., 4.13%, 04/15/29(a)	$75	$65,437
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	27	22,286
Keysight Technologies, Inc., 3.00%, 10/30/29	240	206,883

		294,606

Equity Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp., 4.00%, 06/01/25	100	96,813
Crown Castle, Inc., 3.70%, 06/15/26	50	47,332
Iron Mountain, Inc., 4.50%, 02/15/31(a)	100	82,798
VICI Properties LP/VICI Note Co., Inc., 3.88%, 02/15/29(a)	50	43,477

		270,420

Food & Staples Retailing — 0.8%
Campbell Soup Co., 4.80%, 03/15/48	20	17,760
General Mills, Inc. 4.20%, 04/17/28	130	124,725
2.25%, 10/14/31	240	192,438
3.00%, 02/01/51	60	42,195
Kellogg Co., 3.25%, 04/01/26	50	47,206

		424,324

Food Products — 0.2%
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	100	93,815

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 4.90%, 11/30/46	140	137,638
DH Europe Finance II Sarl, 3.40%, 11/15/49	15	11,339

		148,977

Health Care Providers & Services — 1.4%
Allina Health System, Series 2021, 2.90%, 11/15/51	10	6,472
AmerisourceBergen Corp. 2.70%, 03/15/31	13	10,805
4.30%, 12/15/47	8	6,752
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	4	2,697
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	7	4,586
Cardinal Health, Inc., 3.50%, 11/15/24	100	96,550
DaVita, Inc., 4.63%, 06/01/30(a)	63	51,923
Elevance Health, Inc., 2.38%, 01/15/25	25	23,667
HCA, Inc. 5.25%, 06/15/26	5	4,922
5.13%, 06/15/39	25	22,239
3.50%, 07/15/51	10	6,512
Humana, Inc. 5.75%, 03/01/28	5	5,092
3.70%, 03/23/29	20	18,145
Kaiser Foundation Hospitals, Series 2021, 3.00%, 06/01/51 .	7	4,866
Molina Healthcare, Inc., 3.88%, 11/15/30(a)	50	42,123
UnitedHealth Group, Inc. 4.20%, 05/15/32	340	320,094
4.45%, 12/15/48	45	39,979
5.88%, 02/15/53	55	59,329
3.13%, 05/15/60	50	33,892
WakeMed, Series A, 3.29%, 10/01/52	6	4,233

		764,878

Insurance — 0.5%
Arthur J Gallagher & Co., 3.50%, 05/20/51	85	60,304
Berkshire Hathaway Finance Corp., 3.85%, 03/15/52	5	4,037
Marsh & McLennan Cos., Inc. 4.75%, 03/15/39	30	27,914
4.20%, 03/01/48	160	134,084

Security	Par (000)	Value

Insurance (continued)
Travelers Cos., Inc., 3.75%, 05/15/46	$25	$19,785
Unum Group, 4.13%, 06/15/51	50	35,831
Willis North America, Inc., 3.88%, 09/15/49	25	18,099

		300,054

Interactive Media & Services — 0.1%
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	64	61,920

Internet & Direct Marketing Retail — 0.1%
Genuine Parts Co., 1.75%, 02/01/25	55	51,318

Internet Software & Services — 0.1%
VeriSign, Inc., 2.70%, 06/15/31	55	44,408

IT Services — 1.3%
CGI, Inc., 2.30%, 09/14/31	210	161,589
Fiserv, Inc. 5.45%, 03/02/28	40	39,944
3.50%, 07/01/29	25	22,355
5.60%, 03/02/33	50	49,911
Gartner, Inc., 4.50%, 07/01/28(a)	134	123,016
International Business Machines Corp. 4.00%, 07/27/25	135	131,493
4.40%, 07/27/32	165	154,533
5.60%, 11/30/39	50	50,057

		732,898

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc. 2.75%, 09/15/29	100	86,305
2.30%, 03/12/31	360	292,438

		378,743

Machinery — 0.4%
IDEX Corp. 3.00%, 05/01/30	50	43,346
2.63%, 06/15/31	152	124,969
John Deere Capital Corp., 3.40%, 06/06/25	25	24,118
Snap-on, Inc., 4.10%, 03/01/48	15	12,932

		205,365

Media — 0.5%
FactSet Research Systems, Inc. 2.90%, 03/01/27	80	73,703
3.45%, 03/01/32	40	33,617
Thomson Reuters Corp., 3.35%, 05/15/26	200	188,568

		295,888

Metals & Mining — 1.3%
Mineral Resources Ltd., 8.50%, 05/01/30(a)	100	100,121
Reliance Steel & Aluminum Co., 2.15%, 08/15/30	200	161,095
Rio Tinto Alcan, Inc., 6.13%, 12/15/33	250	269,524
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	125	82,360
Steel Dynamics, Inc., 3.45%, 04/15/30	100	88,668

		701,768

Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27	100	92,498

Offshore Drilling & Other Services — 0.2%
Lam Research Corp., 3.75%, 03/15/26	100	96,342

Oil, Gas & Consumable Fuels — 0.7%
CGG SA, 8.75%, 04/01/27(a)	50	43,806
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	90	88,795

3

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Chevron Corp., 3.08%, 05/11/50	$20	$14,406
Kinder Morgan, Inc., 4.80%, 02/01/33	20	18,530
MPLX LP 5.50%, 02/15/49	20	17,958
4.95%, 03/14/52	40	33,260
4.90%, 04/15/58	15	11,949
ONEOK, Inc. 4.45%, 09/01/49	40	30,225
7.15%, 01/15/51	30	31,645
TotalEnergies Capital International SA, 3.39%, 06/29/60	10	7,174
Vermilion Energy, Inc., 6.88%, 05/01/30(a)	100	88,233

		385,981

Personal Products — 0.3%
Colgate-Palmolive Co., 3.25%, 08/15/32	5	4,522
Procter & Gamble Co., 3.60%, 03/25/50	30	25,340
Unilever Capital Corp., 1.75%, 08/12/31	200	158,395

		188,257

Pharmaceuticals — 2.1%
AbbVie, Inc. 4.40%, 11/06/42	5	4,336
4.70%, 05/14/45	5	4,426
4.25%, 11/21/49	30	24,981
Astrazeneca Finance LLC, 2.25%, 05/28/31	160	133,209
AstraZeneca PLC, 3.38%, 11/16/25	50	48,011
Bristol-Myers Squibb Co., 3.90%, 03/15/62	45	35,213
Cigna Group, 3.40%, 03/15/51	140	98,197
Eli Lilly & Co. 4.88%, 02/27/53	25	24,958
4.95%, 02/27/63	110	109,358
Jazz Securities DAC, 4.38%, 01/15/29(a)	100	88,565
Johnson & Johnson, 2.25%, 09/01/50	130	82,548
Merck & Co., Inc., 3.60%, 09/15/42	50	40,825
Novartis Capital Corp. 2.20%, 08/14/30	290	245,094
2.75%, 08/14/50	15	10,420
Zoetis, Inc. 4.50%, 11/13/25	100	98,154
5.40%, 11/14/25	140	140,853
2.00%, 05/15/30	20	16,391

		1,205,539

Real Estate Management & Development — 0.2%
CBRE Services, Inc., 4.88%, 03/01/26	30	29,354
VICI Properties LP, 5.13%, 05/15/32	90	83,507

		112,861

Road & Rail — 0.0%
Canadian National Railway Co., 4.40%, 08/05/52	20	17,832

Semiconductors & Semiconductor Equipment — 1.7%
Analog Devices, Inc., 3.45%, 06/15/27(a)	50	47,345
Broadcom, Inc., 3.75%, 02/15/51(a)	100	69,702
Flex Ltd., 4.88%, 05/12/30	210	197,780
Hubbell, Inc., 3.50%, 02/15/28	35	32,409
Massachusetts Institute of Technology, 3.07%, 04/01/52	12	8,976
Micron Technology, Inc., 6.75%, 11/01/29	10	10,334
NVIDIA Corp. 3.20%, 09/16/26	100	94,858
2.85%, 04/01/30	25	22,029

Security	Par (000)	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp. (continued) 3.50%, 04/01/50	$160	$124,078
3.70%, 04/01/60	50	38,120
Texas Instruments, Inc. 1.75%, 05/04/30	23	18,826
3.65%, 08/16/32	210	192,944
2.70%, 09/15/51	40	27,767
4.10%, 08/16/52	65	58,092

		943,260

Software — 1.0%
Electronic Arts, Inc., 2.95%, 02/15/51	20	12,812
Intuit, Inc., 1.65%, 07/15/30	2	1,613
Microsoft Corp. 2.53%, 06/01/50	25	16,695
2.92%, 03/17/52	50	35,972
2.68%, 06/01/60	50	32,399
Oracle Corp. 4.90%, 02/06/33	30	28,335
5.55%, 02/06/53	30	27,490
3.85%, 04/01/60	65	43,325
Roper Technologies, Inc., 2.95%, 09/15/29	25	21,735
ServiceNow, Inc., 1.40%, 09/01/30	100	76,175
VMware, Inc., 1.80%, 08/15/28	340	277,952

		574,503

Technology Hardware, Storage & Peripherals — 1.7%
Adobe, Inc. 2.15%, 02/01/27	870	790,602
2.30%, 02/01/30	75	64,165
Apple, Inc. 2.70%, 08/05/51	40	26,785
3.95%, 08/08/52	50	42,594
2.55%, 08/20/60	5	3,101
2.85%, 08/05/61	20	12,993
4.10%, 08/08/62	15	12,706
Dell International LLC/EMC Corp., 5.45%, 06/15/23	7	6,995

		959,941

Transportation — 0.0%
Ryder System, Inc., 5.65%, 03/01/28	10	10,006

Wireless Telecommunication Services — 0.4%
Crown Castle, Inc., 1.35%, 07/15/25	55	49,953
Rogers Communications, Inc., 3.20%, 03/15/27(a)	30	27,584
T-Mobile USA, Inc. 5.65%, 01/15/53	105	102,936
3.60%, 11/15/60	20	13,291
5.80%, 09/15/62	30	29,415

		223,179

Total Corporate Bonds — 36.1% (Cost: $22,492,729)		20,241,346

Foreign Agency Obligations

Mexico — 0.1%
Mexico Government International Bond, 5.55%, 01/21/45	80	73,740

Panama — 0.1%
Panama Government International Bond, 9.38%, 04/01/29	25	29,950

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Uruguay — 0.2%
Uruguay Government International Bond 4.38%, 10/27/27	$25	$24,850
4.38%, 01/23/31	50	48,675
4.98%, 04/20/55	30	28,710

		102,235

Total Foreign Agency Obligations — 0.4% (Cost: $245,503)		205,925

Municipal Bonds

California — 0.3%
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55	35	24,928
California State University, Refunding RB, Series B, 2.72%, 11/01/52	20	13,621
Regents of the University of California Medical Center Pooled Revenue, RB, BAB, Series H, 6.55%, 05/15/48	25	29,128
Santa Clara Valley Transportation Authority, RB, BAB, 5.88%, 04/01/32	15	15,435
State of California, GO, BAB, 7.30%, 10/01/39	50	61,283

		144,395

District of Columbia — 0.0%
District of Columbia Water & Sewer Authority, RB, Series A, Senior Lien, 4.81%, 10/01/2114	15	13,569

Illinois — 0.0%
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	10	7,723

Michigan — 0.0%
University of Michigan, RB, Series B, 3.50%, 04/01/52	9	7,210
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47	14	12,024

		19,234

New Jersey — 0.1%
New Jersey Transportation Trust Fund Authority, Refunding RB, 4.13%, 06/15/42	25	20,853
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41	10	12,250

		33,103

North Carolina — 0.0%
Charlotte-Mecklenburg Hospital Authority, RB, Series S, 3.20%, 01/15/51	20	14,126

Tennessee — 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, RB, Series B, 4.05%, 07/01/26	50	47,575

Texas — 0.0%
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	10	7,336

Security	Par (000)	Value

Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	$20	$13,301

Total Municipal Bonds — 0.5% (Cost: $384,259)		300,362

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(b) — 4.5%
Connecticut Avenue Securities Trust(a)
Series 2019-R02, Class 1M2, (1 mo. LIBOR US + 2.30%), 6.92%, 08/25/31	15	14,790
Series 2019-R06, Class 2M2, (1 mo. LIBOR US + 2.10%), 6.72%, 09/25/39	1	769
Series 2019-R07, Class 1M2, (1 mo. LIBOR US + 2.40%), 7.02%, 04/25/31	26	26,549
Series 2020, Class 2M2, (1 mo. LIBOR US + 2.00%), 6.62%, 01/25/40	343	344,024
Series 2020-R01, Class 1M2, (1 mo. LIBOR US + 2.05%), 6.67%, 01/25/40	196	197,268
Series 2022-R04, Class 1M1, (1 day SOFR + 2.00%), 6.48%, 03/25/42	233	233,724
Series 2022-R07, Class 1M1, (1 day SOFR + 2.95%), 7.44%, 06/25/42	129	131,349
Fannie Mae Connecticut Avenue Securities
Series 2018-C02, Class 2M2, (1 mo. LIBOR US + 2.20%), 6.82%, 08/25/30	137	137,316
Series 2021-R02, Class 2M1, (1 day SOFR + 0.90%), 5.38%, 11/25/41(a)	78	76,997
Freddie Mac STACR REMIC Trust(a)
Series 2020-DNA1, Class M2, (1 mo. LIBOR US + 1.70%), 6.32%, 01/25/50	53	52,637
Series 2020-HQA2, Class M2, (1 mo. LIBOR US + 3.10%), 7.72%, 03/25/50	121	124,537
Series 2021-DNA3, Class M1, (1 day SOFR + 0.75%), 5.23%, 10/25/33	82	81,824
Series 2021-DNA3, Class M2, (1 day SOFR + 2.10%), 6.58%, 10/25/33	170	168,933
Series 2021-DNA5, Class M2, (1 day SOFR + 1.65%), 6.13%, 01/25/34	143	142,915
Series 2021-DNA6, Class M1, (1 day SOFR + 0.80%), 5.28%, 10/25/41	233	231,025
Series 2021-HQA1, Class M1, (1 day SOFR + 0.70%), 5.18%, 08/25/33	4	4,552
Series 2021-HQA2, Class M1, (1 day SOFR + 0.70%), 5.18%, 12/25/33	63	62,225
Series 2022-DNA5, Class M1A, (1 day SOFR + 2.95%), 7.43%, 06/25/42	215	220,370
Series 2022-HQA1, Class M1A, (1 day SOFR + 2.10%), 6.58%, 03/25/42	275	275,227
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2021-DNA2, Class M1, (1 day SOFR + 0.80%), 5.28%, 08/25/33(a)	8	8,406

		2,535,437

5

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Mortgage-Backed Securities — 0.5%
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class A5, 2.18%, 05/13/53	$200	$158,537
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A5, 3.70%, 11/15/48	45	43,080
WFRBS Commercial Mortgage Trust, Series 2013-C14, Class A5, 3.34%, 06/15/46	62	61,800

		263,417

Total Non-Agency Mortgage-Backed Securities — 5.0% (Cost: $2,833,320)		2,798,854

U.S. Government Sponsored Agency Securities

Agency Obligations — 0.6%
Ginnie Mae Mortgage-Backed Securities 4.00%, 12/20/52	50	47,054
5.00%, 12/20/52	296	292,645

		339,699

Mortgage-Backed Securities — 32.8%
Fannie Mae, Series 2018-M4, Class A2, 3.06%, 03/25/28(b)	200	185,241
Freddie Mac Mortgage-Backed Securities 3.00%, 05/01/29 - 06/01/47	253	234,507
3.50%, 03/01/46 - 06/01/49	262	242,800
4.00%, 02/01/47 - 01/01/48	59	56,790
Freddie Mac Multifamily Structured Pass Through Certificates, Series KSG1, Class A2, 1.50%, 09/25/30	120	97,235
Ginnie Mae Mortgage-Backed Securities 3.00%, 05/20/45 - 11/20/51	996	896,878
3.50%, 09/20/45 - 03/21/53(d)	1,191	1,107,395
4.00%, 03/20/46 - 03/21/53(d)	362	344,560
2.50%, 12/20/46 - 08/20/51	1,704	1,477,021
4.50%, 07/20/47 - 03/21/53(d)	936	909,294
2.00%, 10/20/51 - 03/21/53	791	663,537
1.50%, 03/21/53	75	60,344
5.00%, 03/21/53(d)	1,203	1,188,526
5.50%, 03/21/53	100	100,348
Uniform Mortgage-Backed Securities 3.00%, 03/01/30 - 03/13/53(d)	1,266	1,134,338
2.50%, 04/01/32 - 03/13/53(d)	2,543	2,192,548
4.00%, 05/01/33 - 03/13/53(d)	2,036	1,921,473
3.50%, 02/01/34 - 03/13/53(d)	443	413,534
2.00%, 12/01/35 - 03/13/53(d)	4,607	3,847,411
1.50%, 03/01/36 - 03/13/53(d)	731	592,432
5.00%, 03/01/41 - 03/13/53(d)	207	207,987
4.50%, 02/01/48 - 03/13/53(d)	227	221,398
5.50%, 03/13/53	325	324,441

		18,420,038

Total U.S. Government Sponsored Agency Securities — 33.4% (Cost: $20,846,280)		18,759,737

U.S. Treasury Obligations
U.S. Treasury Bills(e) 0.04%, 03/30/23	1,400	1,395,080
0.05%, 04/13/23 - 05/25/23	3,700	3,669,558
4.81%, 05/18/23	600	593,939
4.82%, 05/25/23	300	296,717
U.S. Treasury Bonds 7.50%, 11/15/24	200	208,609
6.00%, 02/15/26	100	104,121

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued) 3.63%, 02/15/44	$600	$556,758
3.38%, 11/15/48	625	559,204
2.88%, 05/15/49	275	224,898
1.25%, 05/15/50	150	83,209
U.S. Treasury Notes 2.25%, 03/31/24	1,200	1,163,344
2.00%, 06/30/24	1,200	1,151,859
2.38%, 08/15/24	200	192,461
0.75%, 08/31/26	6,200	5,471,984
0.63%, 05/15/30	500	395,469

Total U.S. Treasury Obligations — 28.6% (Cost: $16,914,348)		16,067,210

Total Long-Term Investments — 106.2% (Cost: $64,995,564)		59,607,119

	Shares

Short-Term Securities

Money Market Funds — 1.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 4.41%(f)(g)	608,829	608,829

Total Short-Term Securities — 1.1% (Cost: $608,829)		608,829

Total Investments Before TBA Sale Commitments — 107.3% (Cost: $65,604,393)		60,215,948

	Par (000)

TBA Sale Commitments(d)

Mortgage-Backed Securities — (5.1)%
Uniform Mortgage-Backed Securities 2.50%, 03/13/53	$(1,200)	(1,016,391)
3.50%, 03/13/53	(194)	(176,585)
4.00%, 03/13/53	(75)	(70,395)
4.50%, 03/13/53	(385)	(370,923)
5.00%, 03/13/53	(1,269)	(1,247,387)

Total TBA Sale Commitments — (5.1)% (Proceeds: $(2,934,846))		(2,881,681)

Total Investments, Net of TBA Sale Commitments — 102.2% (Cost: $62,669,547)		57,334,267
Liabilities in Excess of Other Assets — (2.2)%		(1,222,107)

Net Assets — 100.0%		$56,112,160

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	When-issued security.
(d)	Represents or includes a TBA transaction.
(e)	Rates are discount rates or a range of discount rates as of period end.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended February 28, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/22	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 02/28/23	Shares Held at 02/28/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$3,186,359	$—	$(2,577,530	)(a)	$—	$—	$608,829	608,829	$90,618	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro OAT	2	03/08/23	$270	$(12,412)
10-Year Canadian Bond	4	06/21/23	356	903
10-Year U.S. Treasury Note	16	06/21/23	1,787	(728)
10-Year U.S. Ultra Long Treasury Note	4	06/21/23	469	662
U.S. Long Bond	27	06/21/23	3,387	6,734
Ultra U.S. Treasury Bond	5	06/21/23	678	(976)
Long Gilt	6	06/28/23	721	(6,899)
2-Year U.S. Treasury Note	18	06/30/23	3,668	(7,727)
5-Year U.S. Treasury Note	20	06/30/23	2,142	(5,475)

				(25,918)

Short Contracts
Euro BTP	1	03/08/23	119	5,631
Euro Bund	13	03/08/23	1,828	53,942
10-Year Australian Treasury Bonds	15	03/15/23	1,188	8,059

				67,632

				$41,714

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	13,891	AUD	20,000	Goldman Sachs International	03/15/23	$426
USD	7,357	CAD	10,000	HSBC Bank PLC	03/15/23	28
USD	7,363	CAD	10,000	HSBC Bank PLC	03/15/23	33
USD	10,839	CHF	10,000	BofA NA	03/15/23	207
USD	10,731	EUR	10,000	Morgan Stanley & Co. International PLC	03/15/23	146
USD	84,934	EUR	80,000	Societe Generale	03/15/23	252
USD	73,974	GBP	60,000	Deutsche Bank AG	03/15/23	1,786
USD	19,268	HKD	150,000	Societe Generale	03/15/23	145
USD	12,798	NZD	20,000	Citibank N.A.	03/15/23	433
USD	66,295	SEK	680,000	Deutsche Bank AG	03/15/23	1,292

						4,748

USD	11,967	GBP	10,000	BofA NA	03/15/23	(65)

7

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	7,384	SGD	10,000	Barclays Bank PLC	03/15/23	$(34)
USD	44,341	SGD	60,000	Societe Generale	03/15/23	(169)

						(268)

						$4,480

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.39.V1	5.00%	Quarterly	12/20/27	USD	1,051	$(25,716)	$46,111	$(71,827)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.12%	Annual	6-Month EURIBOR, 3.29%	Semi-Annual	03/15/23	(a)	03/15/25	EUR	6,890	$92,975	$12,910	$80,065
4.47%	Annual	1-Day SONIA, 3.93%	Annual	03/15/23	(a)	03/15/25	GBP	1,470	3,766	3,214	552
2.98%	Annual	6-Month EURIBOR, 3.29%	Semi-Annual	03/15/23	(a)	03/15/26	EUR	430	8,139	1,304	6,835
3.02%	Annual	6-Month EURIBOR, 3.29%	Semi-Annual	03/15/23	(a)	03/15/26	EUR	110	1,937	1	1,936
3.14%	Annual	6-Month EURIBOR, 3.29%	Semi-Annual	03/15/23	(a)	03/15/26	EUR	90	1,267	(58)	1,325
3.14%	Annual	6-Month EURIBOR, 3.29%	Semi-Annual	03/15/23	(a)	03/15/26	EUR	450	6,324	5	6,319
3.37%	Annual	6-Month EURIBOR, 3.29%	Semi-Annual	03/15/23	(a)	03/15/26	EUR	120	875	9	866
1-Day SOFR, 4.55%	Annual	3.71%	Annual	03/15/23	(a)	03/15/26	USD	340	(6,900)	(23)	(6,877)
3.76%	Annual	1-Day SOFR, 4.55%	Annual	03/15/23	(a)	03/15/26	USD	100	1,898	1	1,897
1-Day SONIA, 3.93%	Annual	3.83%	Annual	03/15/23	(a)	03/15/26	GBP	230	(4,146)	2	(4,148)
3.88%	Quarterly	3-Month BBSW, 3.56%	Quarterly	03/15/23	(a)	03/15/26	AUD	180	786	(556)	1,342
1-Day SOFR, 4.55%	Annual	3.94%	Annual	03/15/23	(a)	03/15/26	USD	450	(6,309)	4	(6,313)
1-Day SONIA, 3.93%	Annual	4.01%	Annual	03/15/23	(a)	03/15/26	GBP	100	(1,201)	(505)	(696)
4.01%	Annual	1-Day SONIA, 3.93%	Annual	03/15/23	(a)	03/15/26	GBP	80	959	1	958
4.15%	Quarterly	3-Month BBSW, 3.56%	Quarterly	03/15/23	(a)	03/15/26	AUD	150	(121)	(485)	364
4.16%	Semi-Annual	3-Month Canada Bank Acceptance, 5.02%	Semi-Annual	03/15/23	(a)	03/15/26	CAD	130	314	43	271
8.20%	Monthly	1-Month MXIBOR, 11.27%	Monthly	03/15/23	(a)	03/08/28	MXN	360	815	—	815
8.24%	Monthly	1-Month MXIBOR, 11.27%	Monthly	03/15/23	(a)	03/08/28	MXN	410	893	—	893
8.29%	Monthly	1-Month MXIBOR, 11.27%	Monthly	03/15/23	(a)	03/08/28	MXN	490	1,015	—	1,015
8.38%	Monthly	1-Month MXIBOR, 11.27%	Monthly	03/15/23	(a)	03/08/28	MXN	720	1,347	—	1,347
8.58%	Monthly	1-Month MXIBOR, 11.27%	Monthly	03/15/23	(a)	03/08/28	MXN	470	674	—	674
9.00%	Monthly	1-Month MXIBOR, 11.27%	Monthly	03/15/23	(a)	03/08/28	MXN	700	370	—	370
9.07%	Monthly	1-Month MXIBOR, 11.27%	Monthly	03/15/23	(a)	03/08/28	MXN	740	288	—	288
9.29%	Monthly	1-Month MXIBOR, 11.27%	Monthly	03/15/23	(a)	03/08/28	MXN	510	(44)	—	(44)
9.31%	Monthly	1-Month MXIBOR, 11.27%	Monthly	03/15/23	(a)	03/08/28	MXN	470	(60)	—	(60)
1-Day THOR, 1.49%	Quarterly	2.05%	Quarterly	N/A		03/15/28	THB	360	(173)	—	(173)
1-Day THOR, 1.49%	Quarterly	2.10%	Quarterly	N/A		03/15/28	THB	360	(153)	—	(153)
1-Day THOR, 1.49%	Quarterly	2.21%	Quarterly	N/A		03/15/28	THB	1,570	(433)	1	(434)
2.68%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	N/A		03/15/28	SGD	40	1,028	—	1,028
2.73%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	N/A		03/15/28	SGD	30	727	—	727
6-Month EURIBOR, 3.29%	Semi-Annual	2.84%	Annual	03/15/23	(a)	03/15/28	EUR	2,890	(74,769)	(15,940)	(58,829)
2.92%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	N/A		03/15/28	SGD	20	354	—	354
2.92%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	N/A		03/15/28	SGD	20	356	—	356
3.00%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	N/A		03/15/28	SGD	40	596	—	596
3.07%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	30	376	—	376
3.24%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	50	339	—	339
6-Month EURIBOR, 3.29%	Semi-Annual	3.25%	Annual	03/15/23	(a)	03/15/28	EUR	210	(1,286)	332	(1,618)
3.25%	Annual	6-Month EURIBOR, 3.29%	Semi-Annual	03/15/23	(a)	03/15/28	EUR	1,640	10,040	(6,399)	16,439
3.28%	Annual	1-Day SOFR, 4.55%	Annual	03/15/23	(a)	03/15/28	USD	765	23,659	9,873	13,786

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.30%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	30	$146	$—	$146
3.32%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	20	81	—	81
3.37%	Annual	1-Day SOFR, 4.55%	Annual	03/15/23	(a)	03/15/28	USD	3,040	81,097	275	80,822
3.51%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	50	(114)	—	(114)
3.53%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	03/15/23	(a)	03/15/28	SGD	60	(185)	1	(186)
1-Day SONIA, 3.93%	Annual	3.79%	Annual	03/15/23	(a)	03/15/28	GBP	1,310	(18,591)	1,578	(20,169)
1-Day SONIA, 3.93%	Annual	4.00%	Annual	03/15/23	(a)	03/15/28	GBP	310	(1,018)	(974)	(44)
5.07%	Annual	6-Month WIBOR, 7.00%	Semi-Annual	03/15/23	(a)	03/15/28	PLN	130	1,102	—	1,102
5.94%	Annual	6-Month WIBOR, 7.00%	Semi-Annual	03/15/23	(a)	03/15/28	PLN	70	31	—	31
6.03%	Annual	6-Month WIBOR, 7.00%	Semi-Annual	03/15/23	(a)	03/15/28	PLN	130	(56)	—	(56)
6.21%	Annual	6-Month WIBOR, 7.00%	Semi-Annual	03/15/23	(a)	03/15/28	PLN	110	(232)	—	(232)
3-Month JIBAR, 7.45%	Quarterly	8.01%	Quarterly	03/15/23	(a)	03/15/28	ZAR	690	(470)	—	(470)
8.83%	Monthly	1-Month MXIBOR, 11.27%	Monthly	09/20/23	(a)	09/13/28	MXN	590	(13)	—	(13)
1-Day SSARON, 0.94%	Annual	1.83%	Annual	09/20/23	(a)	09/20/28	CHF	410	(952)	(1,267)	315
6-Month EURIBOR, 3.29%	Semi-Annual	3.21%	Annual	09/20/23	(a)	09/20/28	EUR	90	(496)	(555)	59
6-Month EURIBOR, 3.29%	Semi-Annual	3.34%	Annual	09/20/23	(a)	09/20/28	EUR	20	5	—	5
3.36%	Semi-Annual	1-Day SORA, 3.45%	Semi-Annual	09/20/23	(a)	09/20/28	SGD	20	(1)	—	(1)
3.36%	Annual	3-Month STIBOR, 3.16%	Quarterly	09/20/23	(a)	09/20/28	SEK	3,500	457	1,446	(989)
3-Month KRW CDC, 3.59%	Quarterly	3.50%	Quarterly	09/20/23	(a)	09/20/28	KRW	150,550	(460)	2	(462)
6-Month NIBOR, 3.54%	Semi-Annual	3.66%	Annual	09/20/23	(a)	09/20/28	NOK	330	(73)	—	(73)
3.68%	Semi-Annual	3-Month Canada Bank Acceptance, 5.02%	Semi-Annual	09/20/23	(a)	09/20/28	CAD	190	(287)	8	(295)
6-Month NIBOR, 3.54%	Semi-Annual	3.69%	Annual	09/20/23	(a)	09/20/28	NOK	270	(17)	—	(17)
1-Day SOFR, 4.55%	Annual	3.77%	Annual	09/20/23	(a)	09/20/28	USD	50	74	59	15
1-Day SONIA, 3.93%	Annual	3.87%	Annual	09/20/23	(a)	09/20/28	GBP	210	(699)	(1,017)	318
1-Day SONIA, 3.93%	Annual	3.96%	Annual	09/20/23	(a)	09/20/28	GBP	20	28	—	28
3-Month HIBOR, 3.80%	Quarterly	4.13%	Quarterly	09/20/23	(a)	09/20/28	HKD	568	(120)	1	(121)
3-Month HIBOR, 3.80%	Quarterly	4.14%	Quarterly	09/20/23	(a)	09/20/28	HKD	412	(64)	1	(65)
6-Month BBSW, 3.93%	Semi-Annual	4.29%	Semi-Annual	09/20/23	(a)	09/20/28	AUD	290	(122)	2	(124)
4.74%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	125	(40)	1	(41)
4.75%	Semi-Annual	3-Month BBR, 0.85%	Quarterly	09/20/23	(a)	09/20/28	NZD	125	(92)	1	(93)
3-Month JIBAR, 7.45%	Quarterly	8.62%	Quarterly	09/20/23	(a)	09/20/28	ZAR	440	83	—	83
6-Month EURIBOR, 3.29%	Semi-Annual	2.73%	Annual	03/15/23	(a)	03/15/33	EUR	2,290	(104,025)	(24,077)	(79,948)
1-Day SOFR, 4.55%	Annual	3.14%	Annual	03/15/23	(a)	03/15/33	USD	985	(40,024)	(4,937)	(35,087)
1-Day SOFR, 4.55%	Annual	3.16%	Annual	03/15/23	(a)	03/15/33	USD	2,140	(84,158)	1,926	(86,084)
3.32%	Annual	1-Day SONIA, 3.93%	Annual	03/15/23	(a)	03/15/33	GBP	700	29,091	2,325	26,766
1-Day SOFR, 4.55%	Annual	3.43%	Annual	03/15/23	(a)	03/15/33	USD	980	(17,062)	20,909	(37,971)
3.49%	Annual	1-Day SONIA, 3.93%	Annual	03/15/23	(a)	03/15/33	GBP	660	16,757	10,280	6,477
1-Day SOFR, 4.55%	Annual	3.66%	Annual	03/15/23	(a)	03/15/33	USD	790	1,828	1,696	132
3.69%	Annual	1-Day SONIA, 3.93%	Annual	03/15/23	(a)	03/15/33	GBP	690	3,574	3,735	(161)
2.02%	Annual	6-Month EURIBOR, 3.29%	Semi-Annual	03/15/23	(a)	03/15/53	EUR	850	124,211	20,030	104,181
2.35%	Annual	6-Month EURIBOR, 3.29%	Semi-Annual	03/15/23	(a)	03/15/53	EUR	40	3,095	2	3,093
2.84%	Annual	1-Day SOFR, 4.55%	Annual	03/15/23	(a)	03/15/53	USD	210	15,514	143	15,371
2.96%	Annual	1-Day SOFR, 4.55%	Annual	03/15/23	(a)	03/15/53	USD	420	21,294	2,038	19,256
3.11%	Annual	1-Day SOFR, 4.55%	Annual	03/15/23	(a)	03/15/53	USD	440	10,401	(14,041)	24,442
3.25%	Annual	1-Day SOFR, 4.55%	Annual	03/15/23	(a)	03/15/53	USD	345	(1,241)	(1,004)	(237)
1-Day SONIA, 3.93%	Annual	3.34%	Annual	03/15/23	(a)	03/15/53	GBP	290	(11,489)	(7,196)	(4,293)
1-Day SONIA, 3.93%	Annual	3.49%	Annual	03/15/23	(a)	03/15/53	GBP	310	(2,194)	(2,573)	379

									$91,096	$12,552	$78,544

(a) Forward Swap.

9

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Centrally Cleared Inflation Swaps

Paid by the Fund		Received by the Fund		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
2.31%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	01/15/33	EUR	50	$1,362	$63	$1,299
2.54%	Monthly	US CPI for All Urban Consumers NSA	Monthly	01/31/33	USD	80	315	2	313
2.38%	Monthly	Eurostat Eurozone HICP Ex Tobacco Unrevised	Monthly	02/15/33	EUR	80	1,567	(16)	1,583
UK RPI All Items NSA	Monthly	3.83%	Monthly	02/15/33	GBP	40	(106)	10	(116)
2.60%	Monthly	US CPI for All Urban Consumers NSA	Monthly	02/21/33	USD	180	178	4	174

							$3,316	$63	$3,253

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$1,233,685	$—	$1,233,685
Corporate Bonds	—	20,241,346	—	20,241,346
Foreign Agency Obligations	—	205,925	—	205,925
Municipal Bonds	—	300,362	—	300,362
Non-Agency Mortgage-Backed Securities	—	2,798,854	—	2,798,854
U.S. Government Sponsored Agency Securities	—	18,759,737	—	18,759,737
U.S. Treasury Obligations	—	16,067,210	—	16,067,210
Short-Term Securities
Money Market Funds	608,829	—	—	608,829
Liabilities
Investments
TBA Sale Commitments	—	(2,881,681)	—	(2,881,681)

	$608,829	$56,725,438	$—	$57,334,267

Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$4,748	$—	$4,748

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) February 28, 2023	BlackRock Sustainable Advantage CoreAlpha Bond Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Assets (continued)
Interest Rate Contracts	$75,931	$425,235	$—	$501,166
Other Contracts	—	3,369	—	3,369
Liabilities
Credit Contracts	—	(71,827)	—	(71,827)
Foreign Currency Exchange Contracts	—	(268)	—	(268)
Interest Rate Contracts	(34,217)	(346,691)	—	(380,908)
Other Contracts	—	(116)	—	(116)

	$41,714	$14,450	$—	$56,164

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviation

BAB	Build America Bond

BBR	Bank Bill Rate

BBSW	Bank Bill Swap Rate

CMT	Constant Maturity Treasury

CPI	Consumer Price Index

DAC	Designated Activity Company

EURIBOR	Euro Interbank Offered Rate

GO	General Obligation Bonds

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MXIBOR	Mexico Interbank Offered Rate

NIBOR	Norwegian Interbank Offered Rate

Portfolio Abbreviation (continued)

RB	Revenue Bond

REMIC	Real Estate Mortgage Investment Conduit

S&P	Standard & Poor’s

SOFR	Secured Overnight Financing Rate

SONIA	Sterling Overnight Interbank Average Rate

SORA	Singapore Overnight Rate Average

SSARON	Swiss Average Overnight Rate

STACR	Structured Agency Credit Risk

STIBOR	Stockholm Interbank Offered Rate

TBA	To-Be-Announced

THOR	Thai Overnight Repurchase Rate

UK RPI	United Kingdom Retail Price Index

WIBOR	Warsaw Interbank Offered Rate

11